STOCK OPTIONS (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
		Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Number of Shares:
Exercised		(2,353)
Aggregate Intrinsic Value:
Closing stock price			$ 2.50
Stock Options [Member]
Number of Shares:
Balance, beginning			598,431	739,608
Granted			1,875,000
Exercised			(7,843)	(141,176)
Forfeited/canceled			(308,235)
Balance, ending			2,157,353	598,431
Exercisable			626,103
Exercisable as of December 31, 2015 and expected to vest thereafter			2,157,353
Weighted Average Exercise Price:
Balance, beginning			$ 4.25	$ 4.25
Granted			0.85
Exercised			0.05	1.70
Forfeited/canceled			0.06
Balance, ending			1.80	$ 4.25
Exercisable			2.57
Exercisable as of December 31, 2015 and expected to vest thereafter			$ 1.80
Weighted Average Remaining Contractual Term:
Balance as of December 31, 2015			5 years
Exercisable as of December 31, 2015			6 years 2 months 12 days
Exercisable as of December 31, 2015 and expected to vest thereafter			5 years
Aggregate Intrinsic Value:
Balance as of December 31, 2015	[1]		$ 226,631
Exercisable as of December 31, 2015	[1]
Exercisable as of December 31, 2015 and expected to vest thereafter	[1]		$ 226,631
Closing stock price			$ 2.50

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of $2.50 for our common stock on December 31, 2015.